Segment Information (Capital Expenditures) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Total capital expenditures	$ 291.3	$ 260.3	$ 421.2
Pharmaceutical [Member]
Total capital expenditures	55.0	32.5	105.3
Medical [Member]
Total capital expenditures	122.6	81.2	59.1
Corporate [Member]
Total capital expenditures	$ 113.7	$ 146.6	$ 256.8